Debt - other debt (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Debt and Other	€ 17,971	€ 12,901	€ 15,597	€ 14,528
Canada HCT Tranche B Note
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings	272
Extinguishment of debt principal amount	226
Gain (loss) on extinguishment of debt	€ 9